Schedule of Digital Asset (Details) - USD ($)		12 Months Ended
	Feb. 11, 2022	Dec. 31, 2022	Dec. 31, 2021
Indefinite-Lived Intangible Assets [Line Items]
Proceeds from issuance of new ordinary shares	$ 40,000,000	$ 40,000,000	$ 3,983,828
Receipts as mining income		87,747
United States Dollar Coin [Member]
Indefinite-Lived Intangible Assets [Line Items]
Balance at January 1		5,000,000
Proceeds from issuance of new preferred shares			5,000,000
Proceeds from issuance of new ordinary shares		33,200,000
Procurement of used equipment shipped from China		(29,800,000)
Purchase of local additional equipment and services		(1,400,000)	(0)
Balance at December 31		7,000,000	5,000,000
Bit Coin [Member]
Indefinite-Lived Intangible Assets [Line Items]
Balance at January 1
Balance at December 31		87,747
Receipts as mining income		164,428	(0)
Provision for impairment in value		$ (76,681)